TRADE AND OTHER ACCOUNTS PAYABLES (Details Narrative) - LATAM Airlines Group S.A. y Lan Cargo S.A. [Member] $ in Thousands	Jul. 25, 2016 USD ($)
Disclosure of subsidiaries [line items]
Investigation of payments	$ 6,744
Investigation of interest payments	$ 2,694